Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2019
Non-current financial assets
Schedule of non-current financial assets

	December 31,	December 31,
	2019	2018
Security rental deposits	68,911	54,404
Total non‑current financial assets	68,911	54,404